Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	PAN GLOBAL, CORP.
Entity Central Index Key	0001492617
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Is Entity's Reporting Status Current?	Yes

Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Current assets
Cash	$ 862
Prepaid expenses	5,500
Total assets	6,362	0
Current liabilities
Accounts payable and accrued liabilities	25
Due to related party	1,100	1,100
Total Liabilities	1,125	1,100
Stockholders' Equity (Deficit)
Common stock 75,000 shares authorized, without par value;15,000 and 0 shares issued and outstanding, respectively	5,500
Deficit Accumulated During the Development Stage	(263)	(1,100)
Total Stockholders' Equity (Deficit)	5,237	(1,100)
Total Liabilities and Stockholders' Equity (Deficit)	$ 6,362	$ 0

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Statement of Financial Position [Abstract]
Common Stock, par value
Common Stock, shares authorized	75,000	75,000
Common Stock, shares issued	15,000	0
Common Stock, shares outstanding	15,000	0

Statements of Operations (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 9,500	$ 9,500
Expenses
General and administrative	163	1,213
Management fees	1,000	1,000
Professional fees	7,500	7,550
Total Expenses	8,663	9,763
Income (loss) before income tax	837	(263)
Income tax expense (benefit)
Net Income (Loss)	$ 837	$ (263)
Net Income (Loss) Per Common Share - Basic and Diluted	$ 0.18
Weighted Average Common Shares Outstanding - Basic and Diluted	4,620

Statement of Stockholders' Equity (Deficit) (Unaudited) (USD $)	Common Stock [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Jul. 12, 2012
Balance, shares at Jul. 12, 2012
Net loss (income)		(1,100)	(1,100)
Balance at Sep. 30, 2012		(1,100)	(1,100)
Balance, shares at Sep. 30, 2012
Common stock issued for cash at $0.10 per share	500		500
Common stock issued for cash at $0.10 per share, shares	5,000
Common stock issued for cash at $0.50 per share	5,000		5,000
Common stock issued for cash at $0.50 per share, shares	10,000
Net loss (income)		837	837
Balance at Dec. 31, 2012	$ 5,500	$ (263)	$ 5,237
Balance, shares at Dec. 31, 2012	15,000

Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	3 Months Ended
Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Equity issuance for cash per share amount	$ 0.1
Equity issuance per share amount value	$ 0.5

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Cash Flows from Operating Activities
Net income (loss)	$ 837	$ (263)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	25	25
Prepaid expenses	(5,500)	(5,500)
Due to related party		1,100
Net Cash Used In Operating Activities	(4,638)	(4,638)
Cash Flows from Financing Activities
Proceeds from sale of common stock	5,500	5,500
Net Cash Provided by Financing Activities	5,500	5,500
Increase in Cash	862	862
Cash - Beginning of Period
Cash - End of Period	862	862
Supplemental disclosures of cash flow information:
Interest paid
Income taxes paid

Nature of Operations	3 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1.	Nature of Operations

Pan Asia Infratech Corp. (the “Company”) was incorporated in the State of Nevada on July 13, 2012. The Company is a Development Stage Company, as defined by Accounting Standards Codification (“ASC”) 915, Development Stage Entities. The Company’s principal business is the development of projects in renewable energy and energy efficiency technology that comprise innovative solutions for basic infrastructure. The Company intends to generate revenue through project consulting and development fees, business advisory services, and project management fees on operations of facilities.

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated significant revenue since inception and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As of December 31, 2012, the Company has accumulated losses of $263 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	3 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

a)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is September 30.

b)	Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

d)	Basic and Diluted Earnings (Loss) Per Share (“EPS”)

Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method for options and warrants and the if-converted method for convertible preferred stock. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

e)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars. The Company has not, to the date of these financials statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

f)	Income Taxes

The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

g)	Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

h)	Subsequent Events

The Company evaluated subsequent events through the date these financial statements were issued. There were no material subsequent events that required recognition or additional disclosure in these financial statements.

i)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Related Party Transactions	3 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

3.	Related Party Transactions

At December 31, 2012, the Company was indebted to the Treasurer of the Company for $1,100 (September 30, 2012 - $1,100) for expenses paid on behalf of the Company. The amount is unsecured, non-interest bearing and due on demand.

Common Stock	3 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock

4.	Common Stock

a) On November 27, 2012, the Company issued 5,000 shares of common stock at $0.10 per share for proceeds of $500.

b) On December 7, 2012, the Company issued 10,000 shares of common stock at $0.50 per share for proceeds of $5,000.

Income Taxes	3 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

5.	Income Taxes

The Company is subject to United States federal and state income taxes at an approximate rate of 34%. The estimated net operating loss carry forwards of approximately $263 at December 31, 2012 begin to expire in 2032. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Three Months Ended December 31, 2012	Period from July 13, 2012 (Inception) to December 31, 2012

Net income (loss) before income taxes	$837	$(263)

Income tax (expense) benefit at statutory rate	$(285)	$89

Net operating loss carry forward applied	285	–

Valuation allowance change	–	(89)

Provision for income taxes	$–	$–

The significant components of deferred income tax assets and liabilities at December 31, 2012 and September 30, 2012 are as follows:

	December 31, 2012	September 30, 2012

Net operating loss carryforward	$89	$374

Valuation allowance	(89)	(374)

Net deferred income tax asset	$–	$–

Subsequent Event	3 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

6.	Subsequent Event

On April 26, 2013, Pan Global, Corp. (formerly Savvy Business Support, Inc.) (“Pan Global”) acquired all of the issued and outstanding shares of with Pan Asia Infratech Corp. (“Pan Asia”) in consideration for 90,000,000 shares of Pan Global’s common stock.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

a)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is September 30.

Use of Estimates

b)	Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
c)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

Basic and Diluted Earnings (Loss) Per Share ("EPS")

d)	Basic and Diluted Earnings (Loss) Per Share (“EPS”)

Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method for options and warrants and the if-converted method for convertible preferred stock. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Foreign Currency Translation

e)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars. The Company has not, to the date of these financials statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Income Taxes

f)	Income Taxes

The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Revenue Recognition

g)	Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

Subsequent Events

h)	Subsequent Events

The Company evaluated subsequent events through the date these financial statements were issued. There were no material subsequent events that required recognition or additional disclosure in these financial statements.

Recent Accounting Pronouncements

i)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Income Taxes (Tables)	3 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Three Months Ended December 31, 2012	Period from July 13, 2012 (Inception) to December 31, 2012

Net income (loss) before income taxes	$837	$(263)

Income tax (expense) benefit at statutory rate	$(285)	$89

Net operating loss carry forward applied	285	–

Valuation allowance change	–	(89)

Provision for income taxes	$–	$–

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at December 31, 2012 and September 30, 2012 are as follows:

	December 31, 2012	September 30, 2012

Net operating loss carryforward	$89	$374

Valuation allowance	(89)	(374)

Net deferred income tax asset	$–	$–

Nature of Operations (Details Narrative) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated losses	$ 263	$ 1,100

Related Party Transactions (Details Narrative) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Related Party Transactions [Abstract]
Expenses incurred by treasurer behalf of company	$ 1,100	$ 1,100

Common Stock (Details Narrative) (USD $)	0 Months Ended		3 Months Ended
	Dec. 07, 2012	Nov. 27, 2012	Dec. 31, 2012
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Issuance of common stock, shares	10,000	5,000
Common stock issued at per share	$ 0.5	$ 0.1	$ 0.1
Proceeds from common stock	$ 5,000	$ 500

Income Taxes (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax rate	34.00%
Net operating loss carryforwards	$ 263	$ 263
Net operating loss carryforwards, expiration date		2032

Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net income (loss) before income taxes	$ 837	$ (263)
Income tax (expense) benefit at statutory rate	(285)	89
Net operating loss carry forward applied	285
Valuation allowance change		(89)
Provision for income taxes

Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 89	$ 374
Valuation allowance	(89)	(374)
Net deferred income tax asset

Subsequent Events (Details Narrative)	0 Months Ended
Apr. 26, 2013
Business acquisition, consideration shares issuable	90,000,000